Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Account Series II
Entity Central Index Key	0001738079
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000202320
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Institutional Shares
Trading Symbol	MSUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 10.22%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,995	$9,976	$9,998
Jun 15	$9,917	$9,867	$9,921
Jul 15	$9,974	$9,936	$9,984
Aug 15	$9,975	$9,921	$9,992
Sep 15	$10,017	$9,989	$10,051
Oct 15	$10,022	$9,990	$10,057
Nov 15	$10,016	$9,964	$10,044
Dec 15	$10,009	$9,932	$10,041
Jan 16	$10,113	$10,068	$10,171
Feb 16	$10,141	$10,140	$10,209
Mar 16	$10,189	$10,233	$10,239
Apr 16	$10,227	$10,272	$10,256
May 16	$10,246	$10,275	$10,269
Jun 16	$10,323	$10,459	$10,352
Jul 16	$10,398	$10,525	$10,373
Aug 16	$10,421	$10,513	$10,385
Sep 16	$10,453	$10,507	$10,414
Oct 16	$10,432	$10,427	$10,387
Nov 16	$10,272	$10,180	$10,209
Dec 16	$10,273	$10,195	$10,209
Jan 17	$10,276	$10,215	$10,205
Feb 17	$10,341	$10,283	$10,254
Mar 17	$10,346	$10,278	$10,257
Apr 17	$10,411	$10,357	$10,324
May 17	$10,476	$10,437	$10,388
Jun 17	$10,452	$10,426	$10,346
Jul 17	$10,500	$10,471	$10,393
Aug 17	$10,569	$10,565	$10,469
Sep 17	$10,540	$10,515	$10,445
Oct 17	$10,551	$10,521	$10,442
Nov 17	$10,541	$10,507	$10,427
Dec 17	$10,571	$10,556	$10,461
Jan 18	$10,457	$10,434	$10,338
Feb 18	$10,397	$10,335	$10,271
Mar 18	$10,441	$10,401	$10,336
Apr 18	$10,411	$10,324	$10,284
May 18	$10,476	$10,398	$10,356
Jun 18	$10,485	$10,385	$10,361
Jul 18	$10,463	$10,387	$10,350
Aug 18	$10,539	$10,454	$10,413
Sep 18	$10,488	$10,387	$10,349
Oct 18	$10,415	$10,305	$10,284
Nov 18	$10,502	$10,366	$10,376
Dec 18	$10,641	$10,557	$10,565
Jan 19	$10,750	$10,669	$10,648
Feb 19	$10,750	$10,663	$10,639
Mar 19	$10,902	$10,868	$10,794
Apr 19	$10,904	$10,870	$10,787
May 19	$11,023	$11,063	$10,927
Jun 19	$11,131	$11,202	$11,005
Jul 19	$11,205	$11,227	$11,050
Aug 19	$11,268	$11,518	$11,148
Sep 19	$11,285	$11,456	$11,156
Oct 19	$11,325	$11,491	$11,196
Nov 19	$11,342	$11,485	$11,205
Dec 19	$11,370	$11,477	$11,236
Jan 20	$11,442	$11,698	$11,314
Feb 20	$11,540	$11,908	$11,431
Mar 20	$11,062	$11,838	$11,552
Apr 20	$11,297	$12,049	$11,626
May 20	$11,420	$12,105	$11,640
Jun 20	$11,556	$12,181	$11,629
Jul 20	$11,639	$12,363	$11,650
Aug 20	$11,741	$12,263	$11,655
Sep 20	$11,788	$12,257	$11,642
Oct 20	$11,836	$12,202	$11,638
Nov 20	$11,921	$12,322	$11,646
Dec 20	$12,011	$12,339	$11,671
Jan 21	$12,075	$12,250	$11,680
Feb 21	$12,060	$12,073	$11,602
Mar 21	$11,979	$11,922	$11,542
Apr 21	$12,096	$12,017	$11,606
May 21	$12,147	$12,056	$11,586
Jun 21	$12,201	$12,141	$11,581
Jul 21	$12,309	$12,276	$11,653
Aug 21	$12,328	$12,253	$11,634
Sep 21	$12,323	$12,147	$11,592
Oct 21	$12,320	$12,144	$11,570
Nov 21	$12,328	$12,180	$11,559
Dec 21	$12,321	$12,148	$11,549
Jan 22	$12,142	$11,887	$11,378
Feb 22	$11,940	$11,754	$11,268
Mar 22	$11,598	$11,427	$10,975
Apr 22	$11,209	$10,994	$10,589
May 22	$11,198	$11,065	$10,707
Jun 22	$11,022	$10,891	$10,535
Jul 22	$11,302	$11,157	$10,874
Aug 22	$11,061	$10,842	$10,502
Sep 22	$10,569	$10,374	$9,972
Oct 22	$10,352	$10,239	$9,829
Nov 22	$10,690	$10,616	$10,230
Dec 22	$10,648	$10,568	$10,185
Jan 23	$11,004	$10,893	$10,521
Feb 23	$10,811	$10,611	$10,243
Mar 23	$10,916	$10,881	$10,442
Apr 23	$10,995	$10,947	$10,496
May 23	$10,951	$10,828	$10,419
Jun 23	$10,958	$10,789	$10,375
Jul 23	$10,942	$10,781	$10,367
Aug 23	$10,900	$10,713	$10,282
Sep 23	$10,682	$10,440	$9,954
Oct 23	$10,489	$10,276	$9,749
Nov 23	$10,941	$10,741	$10,257
Dec 23	$11,329	$11,152	$10,699
Jan 24	$11,405	$11,121	$10,649
Feb 24	$11,323	$10,964	$10,476
Mar 24	$11,449	$11,066	$10,587
Apr 24	$11,234	$10,786	$10,267
May 24	$11,419	$10,969	$10,472
Jun 24	$11,537	$11,073	$10,594
Jul 24	$11,788	$11,331	$10,874
Aug 24	$11,966	$11,494	$11,049
Sep 24	$12,115	$11,648	$11,180
Oct 24	$11,958	$11,359	$10,864
Nov 24	$12,081	$11,479	$11,009
Dec 24	$12,004	$11,292	$10,827
Jan 25	$12,086	$11,351	$10,883
Feb 25	$12,291	$11,601	$11,160
Mar 25	$12,338	$11,606	$11,158
Apr 25	$12,382	$11,651	$11,190

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	10.22%	1.85%	2.16%
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 396,751,648
Holdings Count | Holding	904
Advisory Fees Paid, Amount	$ 1,545,206
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202318
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Investor A Shares
Trading Symbol	BMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 9.83%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,593	$9,976	$9,998
Jun 15	$9,516	$9,867	$9,921
Jul 15	$9,568	$9,936	$9,984
Aug 15	$9,566	$9,921	$9,992
Sep 15	$9,604	$9,989	$10,051
Oct 15	$9,606	$9,990	$10,057
Nov 15	$9,599	$9,964	$10,044
Dec 15	$9,589	$9,932	$10,041
Jan 16	$9,687	$10,068	$10,171
Feb 16	$9,711	$10,140	$10,209
Mar 16	$9,754	$10,233	$10,239
Apr 16	$9,798	$10,272	$10,256
May 16	$9,804	$10,275	$10,269
Jun 16	$9,885	$10,459	$10,352
Jul 16	$9,945	$10,525	$10,373
Aug 16	$9,964	$10,513	$10,385
Sep 16	$9,992	$10,507	$10,414
Oct 16	$9,970	$10,427	$10,387
Nov 16	$9,815	$10,180	$10,209
Dec 16	$9,814	$10,195	$10,209
Jan 17	$9,824	$10,215	$10,205
Feb 17	$9,875	$10,283	$10,254
Mar 17	$9,877	$10,278	$10,257
Apr 17	$9,938	$10,357	$10,324
May 17	$10,007	$10,437	$10,388
Jun 17	$9,972	$10,426	$10,346
Jul 17	$10,016	$10,471	$10,393
Aug 17	$10,080	$10,565	$10,469
Sep 17	$10,059	$10,515	$10,445
Oct 17	$10,058	$10,521	$10,442
Nov 17	$10,046	$10,507	$10,427
Dec 17	$10,073	$10,556	$10,461
Jan 18	$9,962	$10,434	$10,338
Feb 18	$9,903	$10,335	$10,271
Mar 18	$9,943	$10,401	$10,336
Apr 18	$9,912	$10,324	$10,284
May 18	$9,972	$10,398	$10,356
Jun 18	$9,979	$10,385	$10,361
Jul 18	$9,966	$10,387	$10,350
Aug 18	$10,025	$10,454	$10,413
Sep 18	$9,975	$10,387	$10,349
Oct 18	$9,903	$10,305	$10,284
Nov 18	$9,994	$10,366	$10,376
Dec 18	$10,114	$10,557	$10,565
Jan 19	$10,216	$10,669	$10,648
Feb 19	$10,224	$10,663	$10,639
Mar 19	$10,366	$10,868	$10,794
Apr 19	$10,356	$10,870	$10,787
May 19	$10,467	$11,063	$10,927
Jun 19	$10,578	$11,202	$11,005
Jul 19	$10,636	$11,227	$11,050
Aug 19	$10,693	$11,518	$11,148
Sep 19	$10,707	$11,456	$11,156
Oct 19	$10,743	$11,491	$11,196
Nov 19	$10,757	$11,485	$11,205
Dec 19	$10,781	$11,477	$11,236
Jan 20	$10,847	$11,698	$11,314
Feb 20	$10,938	$11,908	$11,431
Mar 20	$10,481	$11,838	$11,552
Apr 20	$10,703	$12,049	$11,626
May 20	$10,817	$12,105	$11,640
Jun 20	$10,944	$12,181	$11,629
Jul 20	$11,020	$12,363	$11,650
Aug 20	$11,115	$12,263	$11,655
Sep 20	$11,167	$12,257	$11,642
Oct 20	$11,210	$12,202	$11,638
Nov 20	$11,278	$12,322	$11,646
Dec 20	$11,372	$12,339	$11,671
Jan 21	$11,419	$12,250	$11,680
Feb 21	$11,402	$12,073	$11,602
Mar 21	$11,324	$11,922	$11,542
Apr 21	$11,432	$12,017	$11,606
May 21	$11,478	$12,056	$11,586
Jun 21	$11,527	$12,141	$11,581
Jul 21	$11,637	$12,276	$11,653
Aug 21	$11,653	$12,253	$11,634
Sep 21	$11,635	$12,147	$11,592
Oct 21	$11,630	$12,144	$11,570
Nov 21	$11,645	$12,180	$11,559
Dec 21	$11,625	$12,148	$11,549
Jan 22	$11,465	$11,887	$11,378
Feb 22	$11,260	$11,754	$11,268
Mar 22	$10,946	$11,427	$10,975
Apr 22	$10,576	$10,994	$10,589
May 22	$10,563	$11,065	$10,707
Jun 22	$10,395	$10,891	$10,535
Jul 22	$10,646	$11,157	$10,874
Aug 22	$10,416	$10,842	$10,502
Sep 22	$9,949	$10,374	$9,972
Oct 22	$9,743	$10,239	$9,829
Nov 22	$10,059	$10,616	$10,230
Dec 22	$10,018	$10,568	$10,185
Jan 23	$10,351	$10,893	$10,521
Feb 23	$10,179	$10,611	$10,243
Mar 23	$10,264	$10,881	$10,442
Apr 23	$10,347	$10,947	$10,496
May 23	$10,293	$10,828	$10,419
Jun 23	$10,297	$10,789	$10,375
Jul 23	$10,291	$10,781	$10,367
Aug 23	$10,249	$10,713	$10,282
Sep 23	$10,031	$10,440	$9,954
Oct 23	$9,859	$10,276	$9,749
Nov 23	$10,270	$10,741	$10,257
Dec 23	$10,645	$11,152	$10,699
Jan 24	$10,701	$11,121	$10,649
Feb 24	$10,622	$10,964	$10,476
Mar 24	$10,738	$11,066	$10,587
Apr 24	$10,546	$10,786	$10,267
May 24	$10,705	$10,969	$10,472
Jun 24	$10,826	$11,073	$10,594
Jul 24	$11,060	$11,331	$10,874
Aug 24	$11,212	$11,494	$11,049
Sep 24	$11,350	$11,648	$11,180
Oct 24	$11,200	$11,359	$10,864
Nov 24	$11,312	$11,479	$11,009
Dec 24	$11,251	$11,292	$10,827
Jan 25	$11,325	$11,351	$10,883
Feb 25	$11,503	$11,601	$11,160
Mar 25	$11,544	$11,606	$11,158
Apr 25	$11,583	$11,651	$11,190

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.83%	1.59%	1.90%
Investor A Shares (with sales charge)...
	5.44	0.77	1.48
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 396,751,648
Holdings Count | Holding	904
Advisory Fees Paid, Amount	$ 1,545,206
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202319
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Investor C Shares
Trading Symbol	BMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.45%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor C Shares returned 9.01%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,986	$9,976	$9,998
Jun 15	$9,909	$9,867	$9,921
Jul 15	$9,957	$9,936	$9,984
Aug 15	$9,949	$9,921	$9,992
Sep 15	$9,973	$9,989	$10,051
Oct 15	$9,979	$9,990	$10,057
Nov 15	$9,955	$9,964	$10,044
Dec 15	$9,939	$9,932	$10,041
Jan 16	$10,043	$10,068	$10,171
Feb 16	$10,052	$10,140	$10,209
Mar 16	$10,091	$10,233	$10,239
Apr 16	$10,130	$10,272	$10,256
May 16	$10,130	$10,275	$10,269
Jun 16	$10,207	$10,459	$10,352
Jul 16	$10,262	$10,525	$10,373
Aug 16	$10,276	$10,513	$10,385
Sep 16	$10,298	$10,507	$10,414
Oct 16	$10,269	$10,427	$10,387
Nov 16	$10,102	$10,180	$10,209
Dec 16	$10,095	$10,195	$10,209
Jan 17	$10,099	$10,215	$10,205
Feb 17	$10,155	$10,283	$10,254
Mar 17	$10,141	$10,278	$10,257
Apr 17	$10,207	$10,357	$10,324
May 17	$10,262	$10,437	$10,388
Jun 17	$10,220	$10,426	$10,346
Jul 17	$10,258	$10,471	$10,393
Aug 17	$10,318	$10,565	$10,469
Sep 17	$10,290	$10,515	$10,445
Oct 17	$10,292	$10,521	$10,442
Nov 17	$10,264	$10,507	$10,427
Dec 17	$10,285	$10,556	$10,461
Jan 18	$10,175	$10,434	$10,338
Feb 18	$10,099	$10,335	$10,271
Mar 18	$10,144	$10,401	$10,336
Apr 18	$10,096	$10,324	$10,284
May 18	$10,161	$10,398	$10,356
Jun 18	$10,151	$10,385	$10,361
Jul 18	$10,131	$10,387	$10,350
Aug 18	$10,185	$10,454	$10,413
Sep 18	$10,128	$10,387	$10,349
Oct 18	$10,059	$10,305	$10,284
Nov 18	$10,134	$10,366	$10,376
Dec 18	$10,250	$10,557	$10,565
Jan 19	$10,346	$10,669	$10,648
Feb 19	$10,349	$10,663	$10,639
Mar 19	$10,486	$10,868	$10,794
Apr 19	$10,469	$10,870	$10,787
May 19	$10,586	$11,063	$10,927
Jun 19	$10,680	$11,202	$11,005
Jul 19	$10,732	$11,227	$11,050
Aug 19	$10,793	$11,518	$11,148
Sep 19	$10,791	$11,456	$11,156
Oct 19	$10,820	$11,491	$11,196
Nov 19	$10,827	$11,485	$11,205
Dec 19	$10,856	$11,477	$11,236
Jan 20	$10,905	$11,698	$11,314
Feb 20	$10,989	$11,908	$11,431
Mar 20	$10,524	$11,838	$11,552
Apr 20	$10,740	$12,049	$11,626
May 20	$10,847	$12,105	$11,640
Jun 20	$10,968	$12,181	$11,629
Jul 20	$11,037	$12,363	$11,650
Aug 20	$11,125	$12,263	$11,655
Sep 20	$11,171	$12,257	$11,642
Oct 20	$11,207	$12,202	$11,638
Nov 20	$11,279	$12,322	$11,646
Dec 20	$11,354	$12,339	$11,671
Jan 21	$11,405	$12,250	$11,680
Feb 21	$11,371	$12,073	$11,602
Mar 21	$11,285	$11,922	$11,542
Apr 21	$11,386	$12,017	$11,606
May 21	$11,424	$12,056	$11,586
Jun 21	$11,466	$12,141	$11,581
Jul 21	$11,568	$12,276	$11,653
Aug 21	$11,577	$12,253	$11,634
Sep 21	$11,551	$12,147	$11,592
Oct 21	$11,550	$12,144	$11,570
Nov 21	$11,548	$12,180	$11,559
Dec 21	$11,521	$12,148	$11,549
Jan 22	$11,354	$11,887	$11,378
Feb 22	$11,156	$11,754	$11,268
Mar 22	$10,827	$11,427	$10,975
Apr 22	$10,455	$10,994	$10,589
May 22	$10,436	$11,065	$10,707
Jun 22	$10,263	$10,891	$10,535
Jul 22	$10,504	$11,157	$10,874
Aug 22	$10,282	$10,842	$10,502
Sep 22	$9,804	$10,374	$9,972
Oct 22	$9,606	$10,239	$9,829
Nov 22	$9,901	$10,616	$10,230
Dec 22	$9,864	$10,568	$10,185
Jan 23	$10,175	$10,893	$10,521
Feb 23	$10,000	$10,611	$10,243
Mar 23	$10,088	$10,881	$10,442
Apr 23	$10,152	$10,947	$10,496
May 23	$10,099	$10,828	$10,419
Jun 23	$10,103	$10,789	$10,375
Jul 23	$10,097	$10,781	$10,367
Aug 23	$10,056	$10,713	$10,282
Sep 23	$9,842	$10,440	$9,954
Oct 23	$9,673	$10,276	$9,749
Nov 23	$10,076	$10,741	$10,257
Dec 23	$10,444	$11,152	$10,699
Jan 24	$10,500	$11,121	$10,649
Feb 24	$10,422	$10,964	$10,476
Mar 24	$10,536	$11,066	$10,587
Apr 24	$10,348	$10,786	$10,267
May 24	$10,503	$10,969	$10,472
Jun 24	$10,622	$11,073	$10,594
Jul 24	$10,851	$11,331	$10,874
Aug 24	$11,001	$11,494	$11,049
Sep 24	$11,136	$11,648	$11,180
Oct 24	$10,989	$11,359	$10,864
Nov 24	$11,099	$11,479	$11,009
Dec 24	$11,039	$11,292	$10,827
Jan 25	$11,112	$11,351	$10,883
Feb 25	$11,286	$11,601	$11,160
Mar 25	$11,326	$11,606	$11,158
Apr 25	$11,365	$11,651	$11,190

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	9.01%	0.84%	1.29%
Investor C Shares (with sales charge)...
	8.01	0.84	1.29
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 396,751,648
Holdings Count | Holding	904
Advisory Fees Paid, Amount	$ 1,545,206
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.